Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021
Statement of Financial Position [Abstract]
Short term investments, cost	$ 280,263	$ 297,472
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	2,000,000	2,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	400,000,000	400,000,000
Common stock, shares issued (in shares)	70,667,381	70,096,401